Deferred and current taxation - Temporary differences (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement	€ 23.0
Temporary differences recognized in other comprehensive income	(94.7)	€ 91.2	€ (87.0)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement		69.0	9.0
IFRS 15
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement		36.0
Other temporary differences
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement			€ 87.0
Derivatives
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in other comprehensive income	€ 95.0	€ (91.0)